REDEEMABLE NON-CONTROLLING INTERESTS - Schedule of Redeemable Non-controlling Interests (Details)	6 Months Ended
Jun. 30, 2024 USD ($)
Redeemable Noncontrolling Interest [Line Items]
Beginning balance	$ 6,706,660
Accretion of redeemable non-controlling interests	321,220
Foreign currency translation adjustment	(156,705)
Ending balance	6,871,175
Series Angel Preferred Shares
Redeemable Noncontrolling Interest [Line Items]
Beginning balance	5,007,271
Accretion of redeemable non-controlling interests	239,827
Foreign currency translation adjustment	(116,997)
Ending balance	5,130,101
Series Pre-A Preferred Shares
Redeemable Noncontrolling Interest [Line Items]
Beginning balance	1,699,389
Accretion of redeemable non-controlling interests	81,393
Foreign currency translation adjustment	(39,708)
Ending balance	$ 1,741,074